Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Due in 1 year
Due in 1 year through 5 years	1,581	229	1,685
Not due at a single maturity date	866	126	577
Total	¥ 2,447	$ 355	¥ 2,262